Supplementary Information to Statements of Income - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component Of Operating Cost And Expense [Line Items]
Impairment loss on long-lived assets	¥ 1,907	¥ 3,106	¥ 5,142
Reorganization cost			¥ 3,771